OMB APPROVAL
							OMB NUMBER: 3235-0456
							EXPIRES: AUGUST 31, 2000

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

	Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.
Please print or type.



1.	Name and address of issuer:

Morgan Stanley Dean Witter Variable Investment Series
	Two World Trade Center, 70th Floor
	New York, NY  10048



2.	The name of each series or class of securities for
which this Form is filed ( If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) :

[X]



3.	Investment Company Act File Number:	 2-82510



Securities Act File Number:		811-3692



4(a).	Last day of fiscal year for which this Form is
filed:    December 31, 2000

4(b). [    ] Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.


4(c). [    ] Check box if this is the last time the issuer
             will be filing this Form.


5.Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
fiscal year pursuant to section 24(f):$  3,935,226,809.80


(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:
$(3,559,649,409.68)


(iii) Aggregate price of securities redeemed or
 repurchased during any prior fiscal year ending no
 earlier than October 11, 1995 that were not
 previously used to reduce registration fees payable
 to the Commission:	$ 0

(iv)  Total available redemption credits
      [add Items 5(ii)and 5(iii)] :
$(3,559,649,409.68)


(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from item 5(i)] :$ 375,577,400.12

(vi)	Redemption credits available for use in future
years if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$ 0

(vii) Multiplier for determining registration fee (See
      Instruction C.9):	x 0.00025

(viii)	Registration fee due [multiply Item 5(v) by
Item5(vii)] (enter 0 if no fee is due)

=$0.00*****

*****NO FEE IS DUE IN ACCORDANCE WITH THE RESPONSE OF THE
OFFICE OF INSURANCE PRODUCTS, DIVISION OF INVESTMENT
MANAGEMENT, REFERENCE 1P-3-95, TO THE AMERICAN COUNCIL
OF LIFE INSURANCE, DATED JUNE 20, 1995.

	THE INSURANCE PRODUCTS TO WHICH THE REGISTRANT OFFERS
ITS SHARES FILED THEIR RULE 24F-2 NOTICES AS FOLLOWS:

    ALLSTATE LIFE INSURANCE SEPARATE ACCOUNT A
     FILED: MARCH 12, 2001
     ACCESSION NO.: 0000945094-01-000080

     ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
     FILED: MARCH 12, 2001
     ACCESSION NO.: 0000945094-01-000087

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
     FILED: MARCH 8, 2001
     ACCESSION NO.: 0000945094-01-000068

ALLSTATE LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT II
     FILED: MARCH 8, 2001
     ACCESSION NO.: 0000945094-01-000069

     GLENBROOK LIFE AND ANNUITY COMPANY
     FILED: MARCH 12, 2001
     ACCESSION NO.: 0000945094-01-000085

     GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT
     FILED: MARCH 12, 2001
  ACCESSION NO.: 0000945094-01-000074

	GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
	FILED:	MARCH 12, 2001
	ACCESSION NO.:	0000945094-01-000081

	GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
	FILED:	MARCH 12, 2001
	ACCESSION NO.:	0000945094-01-000084

	GLENBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT B
	FILED:	MARCH 8, 2001
	ACCESSION NO.:	0000945094-01-000073

	NORTHBROOK VARIABLE VARIABLE LIFE SEPARATE ACCOUNT A
	FILED:	MARCH 13, 2001
	ACCESSION NO.:	0000945094-01-000086

	NORTHBROOK VARIABLE ANNUITY ACCOUNT
	FILED:	MARCH 8, 2001
	ACCESSION NO.:	0000945094-01-000077

	NORTHBROOK VARIABLE ANNUITY ACCOUNT II
	FILED:	MARCH 8, 2001
	ACCESSION NO.:	0000945094-01-000078

	SEPARATE ACCOUNT A OF PARAGON LIFE INSURANCE COMPANY
	FILED:	MARCH 26, 2001
	ACCESSION NO.:	0000950131-01-500308

	SEPARATE ACCOUNT B OF PARAGON LIFE INSURANCE COMPANY
	FILED:	MARCH 26, 2001
	ACCESSION NO.:	0000950131-01-500309

	SEPARATE ACCOUNT C OF PARAGON LIFE INSURANCE COMPANY
	FILED:	MARCH 26, 2001
	ACCESSION NO.:	0000950131-01-500307

	PARAGON LIFE INSURANCE CO SEPARATE ACCOUNT D
	FILED:	MARCH 26, 2001
	ACCESSION NO.:	0000950131-01-500310





							Barry Fink
						 	Vice President


Date:	March 28, 2001

*Please print the name and title of the signing officer below the signature.